PROPERTY AND EQUIPMENT - Movements in carrying amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movements in carrying amounts:
Property, plant and equipment at beginning of period	$ 1,211	$ 1,382
Amounts capitalized during the period	659	355
Amounts disposed of during the period	(122)	(151)
Depreciation expense	(502)	(375)
Property, plant and equipment at end of period	$ 1,246	$ 1,211